Acquisitions of Subsidiaries (Details)	1 Months Ended			5 Months Ended
	May 31, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥) item	Jul. 31, 2015 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Acquisitions of Subsidiaries
Cash consideration		¥ 5,081,739
Purchase price allocation
Goodwill				¥ 259,714,506	$ 40,004,719	¥ 277,752,765
Scepter Pacific Limited
Acquisitions of Subsidiaries
Fair value of Company's shares issued			¥ 331,165,663
Replacement of Scepter's share options (Note 14)			13,702,194
Consideration			344,867,857
Purchase price allocation
Cash and cash equivalents			35,655,387
Other current assets			17,917,590
Long-term investments			29,807,957
Other long-term assets			1,395,760
Income tax payable			(12,526,909)
Other current liabilities			(16,561,427)
Goodwill			244,664,213
Deferred tax liabilities			(14,838,429)
Total purchase price			344,867,857
Revenue of Scepter since the acquisition date				25,583,347
Earnings of Scepter since the acquisition date				¥ 11,291,367
Scepter Pacific Limited | Contract Backlog
Purchase price allocation
Intangible assets acquired			¥ 59,353,715
Intangible assets acquired, amortization period			3 years 6 months
Scepter Pacific Limited | E-house Investment and Reckon Capital Limited
Acquisitions of Subsidiaries
Percentage of equity interest acquired			100.00%
Ordinary shares issued for acquisition | shares			32,481,552
UP Capital
Acquisitions of Subsidiaries
Percentage of equity interest acquired		34.00%
Percentage of benefits and costs		70.00%
Number of board seat held | item		2
Total number of board seats | item		3
Purchase price allocation
Goodwill		¥ 288,890
Non-linear
Acquisitions of Subsidiaries
Percentage of equity interest acquired	85.00%
Cash consideration	¥ 896,162
Purchase price allocation
Goodwill	0
Non-linear | License
Purchase price allocation
Intangible assets acquired	¥ 1,075,154